Segments (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Segment Reporting Information [Line Items]
Segment reporting
Segment reporting for activity as of and for the three months ended October 31, 2013 follows (in thousands):

	Telephony Products	Puerto Rico	Total
Revenue	$2,974	$2,307	$5,281
Net income (loss) from operations	(16)	31	15
Total assets	8,783	3,820	12,603
Capital expenditures	49	11	60
Allowance for doubtful accounts	123	163	286
Depreciation and amortization	17	24	41

Segment reporting for activity as of and for the three months ended October 31, 2012 follows (in thousands):

	Communications
	Systems and Services	Telephony Products	Puerto Rico	Total
Revenue	$348	$2,981	$2,405	$5,734
Net (loss) income from operations	(147)	150	97	100
Total assets	1,960	7,439	3,728	13,127
Capital expenditures	-	107	41	148
Allowance for doubtful accounts	85	15	180	280
Depreciation and amortization	1	10	15	26

Segment reporting for activity for the fiscal year ended and balances as of July 31, 2013 follows (in thousands):

	Telephony Products	Puerto Rico	Total

Revenue	$11,129	$9,457	$20,586
Income (loss) from operations	(440)	320	(120)
Total assets	8,768	4,347	13,115
Capital expenditures	129	159	288
Allowance for doubtful accounts	123	162	285
Depreciation and amortization	49	85	134
Income tax expense	20	-	20

Segment reporting for activity for the fiscal year ended and balances as of July 31, 2012 follows (in thousands):

	Communications Systems and Services	Telephony Products	Puerto Rico	Total

Revenue	$1,826	$12,807	$7,864	$22,497
Income (loss) from operations	(465)	1,057	100	692
Total assets	2,178	7,616	3,812	13,606
Capital expenditures	-	100	132	232
Allowance for doubtful accounts	342	16	197	555
Depreciation and amortization	6	37	62	105
Income tax expense	-	20	-	20

Cortelco Systems Holding Corp [Member]
Segment Reporting Information [Line Items]
Segment reporting
Segment reporting for activity as of and for the three months ended October 31, 2013 follows (in thousands):

	Telephony Products	Puerto Rico	Total

Revenue	$2,654	$2,308	$4,962

Net income from operations	278	32	310

Total assets	8,372	3,820	12,192

Capital expenditures	49	11	60

Allowance for doubtful accounts	18	163	181

Depreciation and amortization	16	24	40

Segment reporting for activity as of and for the three months ended October 31, 2012 follows (in thousands):

	Telephony Products	Puerto Rico	Total

Revenue	$2,981	$2,405	$5,386

Net income from operations	228	97	325

Total assets	8,757	3,728	12,485

Capital expenditures	107	41	148

Allowance for doubtful accounts	15	180	195

Depreciation and amortization	10	15	25

Segment reporting for activity for the fiscal year ended and balances as of July 31, 2013 follows (in thousands):

	Telephony Products	Puerto Rico	Total

Revenue	$11,129	$9,457	$20,586
Income from operations	763	320	1,083
Total assets	8,525	4,347	12,872
Capital expenditures	129	159	288
Allowance for doubtful accounts	20	162	182
Depreciation and amortization	47	85	132
Income tax expense	205	-	205

Segment reporting for activity for the fiscal year ended and balances as of July 31, 2012 follows (in thousands):

	Telephony Products	Puerto Rico	Total

Revenue	$12,806	$7,864	$20,670
Income from operations	1,057	100	1,157
Total assets	8,933	3,812	12,745
Capital expenditures	101	131	232
Allowance for doubtful accounts	16	197	213
Depreciation and amortization	33	64	97
Income tax expense	319	-	319